UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/12

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Commercial Services – 1.8%
22,300	Moody’s Corp.	$ 903,819
24,600	Thomson Reuters Corp.	696,426

		1,600,245

Communications – 3.9%
24,700	Crown Castle International Corp.*	1,528,436
18,600	SBA Communications Corp. Class A*	1,098,516
20,600	Verizon Communications, Inc.	929,884

		3,556,836

Consumer Durables – 1.7%
24,600	Harley-Davidson, Inc.	1,063,458
21,200	Leggett & Platt, Inc.	491,416

		1,554,874

Consumer Non-Durables – 9.0%
20,300	Coach, Inc.	1,001,399
6,200	Colgate-Palmolive Co.	665,632
6,400	Monster Beverage Corp.*	425,408
7,100	PepsiCo, Inc.	516,383
28,100	Philip Morris International, Inc.	2,569,464
6,500	Ralph Lauren Corp.	938,210
25,800	The Coca-Cola Co.	2,084,640

		8,201,136

Consumer Services – 8.2%
28,000	DIRECTV Class A*	1,390,480
22,900	eBay, Inc.*	1,014,470
11,200	Expedia, Inc.	638,288
28,600	Las Vegas Sands Corp.	1,041,612
21,700	McDonald’s Corp.	1,939,112
21,300	Starbucks Corp.	964,464
9,800	Viacom, Inc. Class B	457,758

		7,446,184

Distribution Services – 1.2%
11,700	McKesson Corp.	1,061,541

Electronic Technology – 15.4%
19,000	Agilent Technologies, Inc.	727,510
12,300	Apple, Inc.*	7,512,348
61,700	Cadence Design Systems, Inc.*	753,974
57,700	Dell, Inc.*	685,476
9,200	F5 Networks, Inc.*	859,096
42,900	Intel Corp.	1,102,530
8,400	Lockheed Martin Corp.	749,868
17,200	QUALCOMM, Inc.	1,026,496
20,600	Texas Instruments, Inc.	561,144

		13,978,442

Energy Minerals – 3.0%
13,700	Chevron Corp.	1,501,246
14,100	Occidental Petroleum Corp.	1,227,123

		2,728,369

Finance – 4.1%
17,200	American Express Co.	992,612
56,000	Hertz Global Holdings, Inc.*	630,560
6,200	Simon Property Group, Inc.	995,038
11,100	T. Rowe Price Group, Inc.	674,325
33,600	The Charles Schwab Corp.	424,368

		3,716,903

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 0.3%
24,400	Allscripts Healthcare Solutions, Inc.	$ 224,480

Health Technology – 8.5%
14,800	Abbott Laboratories	981,388
16,900	Allergan, Inc.	1,386,983
12,500	C. R. Bard, Inc.	1,215,750
10,600	Celgene Corp.*	725,676
32,000	Gilead Sciences, Inc.*	1,738,560
4,900	Johnson & Johnson	339,178
19,400	Medtronic, Inc.	764,748
11,300	Stryker Corp.	587,939

		7,740,222

Industrial Services – 2.3%
21,700	Kinder Morgan, Inc.	777,077
18,100	Schlumberger Ltd.	1,289,806

		2,066,883

Non-Energy Minerals – 2.6%
10,700	Cliffs Natural Resources, Inc.	437,523
19,200	Freeport-McMoRan Copper & Gold, Inc.	646,464
23,488	Southern Copper Corp.	758,193
43,000	Steel Dynamics, Inc.	554,270

		2,396,450

Process Industries – 3.3%
34,200	International Paper Co.	1,122,102
30,600	Packaging Corp. of America	942,174
15,900	W.R. Grace & Co.*	891,036

		2,955,312

Producer Manufacturing – 8.5%
4,500	Cummins, Inc.	431,550
12,400	Eaton Corp.	543,616
11,600	Gardner Denver, Inc.	660,968
77,200	General Electric Co.	1,601,900
19,800	Lincoln Electric Holdings, Inc.	789,624
70,200	Masco Corp.	844,506
30,100	United Technologies Corp.	2,240,644
11,600	WABCO Holdings, Inc.*	637,072

		7,749,880

Retail Trade – 5.4%
2,000	Amazon.com, Inc.*	466,600
1,000	AutoZone, Inc.*	375,230
18,800	Dollar Tree, Inc.*	946,392
57,500	Lowe’s Cos., Inc.	1,458,775
7,300	Ross Stores, Inc.	485,012
10,800	Target Corp.	655,020
6,600	Wal-Mart Stores, Inc.	491,238

		4,878,267

Technology Services – 16.8%
19,700	Adobe Systems, Inc.*	608,336
6,700	Alliance Data Systems Corp.*	871,000
20,600	Autodesk, Inc.*	698,752
25,100	BMC Software, Inc.*	993,960
4,600	Google, Inc. Class A*	2,911,662
22,800	International Business Machines Corp.	4,468,344

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
89,800	Microsoft Corp.	$ 2,646,406
68,700	Oracle Corp.	2,074,740

		15,273,200

Transportation – 2.1%
11,300	Union Pacific Corp.	1,385,493
6,400	United Parcel Service, Inc. Class B	483,904

		1,869,397

TOTAL COMMON STOCKS		$88,998,621

Exchange Traded Fund – 1.5%
21,500	iShares Russell 1000 Growth Index Fund	$ 1,374,710

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 647,000	0.010%	08/01/12	$ 647,000
Maturity Value: $647,000

TOTAL INVESTMENTS – 100.3%			$91,020,331

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(251,511)

NET ASSETS – 100.0%			$90,768,820

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $660,000 U.S. Treasury Note, 0.375%, due 04/15/15 with a market value of $662,683.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$77,979,403
Gross unrealized gain	17,963,718
Gross unrealized loss	(4,922,790)
Net unrealized security gain	$13,040,928

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 95.0%
Communications – 6.2%
77,500	AT&T, Inc.	$ 2,938,800
60,500	Verizon Communications, Inc.	2,730,970

		5,669,770

Consumer Non-Durables – 11.3%
49,000	Altria Group, Inc.	1,762,530
62,500	ConAgra Foods, Inc.	1,543,125
31,000	H.J. Heinz Co.	1,711,510
25,000	PepsiCo, Inc.	1,818,250
25,000	Procter & Gamble Co.	1,613,500
40,000	Reynolds American, Inc.	1,850,800

		10,299,715

Consumer Services – 1.8%
31,500	Darden Restaurants, Inc.	1,612,170

Distribution Services – 3.7%
27,000	Genuine Parts Co.	1,728,810
55,000	SYSCO Corp.	1,616,450

		3,345,260

Electronic Technology – 5.5%
59,000	Intel Corp.	1,516,300
18,500	Lockheed Martin Corp.	1,651,495
27,000	Northrop Grumman Corp.	1,787,400

		4,955,195

Energy Minerals – 11.9%
39,000	Chevron Corp.	4,273,620
59,000	ConocoPhillips	3,211,960
20,000	Exxon Mobil Corp.	1,737,000
18,000	Occidental Petroleum Corp.	1,566,540

		10,789,120

Finance – 19.2%
39,000	AFLAC, Inc.	1,707,420
34,500	Bank of Hawaii Corp.	1,611,495
9,000	BlackRock, Inc.	1,532,340
28,500	Cullen/Frost Bankers, Inc.	1,576,335
38,000	HCP, Inc.	1,793,980
82,000	JPMorgan Chase & Co.	2,952,000
85,500	Kimco Realty Corp.	1,666,395
19,000	M&T Bank Corp.	1,630,960
88,500	Wells Fargo & Co.	2,992,185

		17,463,110

Health Technology – 10.4%
27,500	Abbott Laboratories	1,823,525
25,000	Johnson & Johnson	1,730,500
67,000	Merck & Co., Inc.	2,959,390
120,000	Pfizer, Inc.	2,884,800

		9,398,215

Industrial Services – 1.8%
48,000	Waste Management, Inc.	1,651,200

Process Industries – 3.4%
32,500	E. I. du Pont de Nemours and Co.	1,615,250
49,500	Sonoco Products Co.	1,500,345

		3,115,595

Producer Manufacturing – 5.7%
41,000	Eaton Corp.	1,797,440
35,000	Emerson Electric Co.	1,671,950
83,000	General Electric Co.	1,722,250

		5,191,640

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – 3.4%
85,000	Walgreen Co.	$ 3,090,600

Technology Services – 1.9%
51,500	Paychex, Inc.	1,683,535

Utilities – 8.8%
23,000	Dominion Resources, Inc.	1,249,130
42,500	Exelon Corp.	1,662,600
24,000	NextEra Energy, Inc.	1,701,600
59,000	PPL Corp.	1,705,100
34,000	The Southern Co.	1,637,100

		7,955,530

TOTAL COMMON STOCKS		$86,220,655

Exchange Traded Fund – 3.0%
40,000	iShares Russell 1000 Value Index Fund	$ 2,752,400

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$ 2,199,000	0.010%	08/01/12	$ 2,199,000
Maturity Value: $2,199,001

TOTAL INVESTMENTS – 100.4%			$91,172,055

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(354,786)

NET ASSETS – 100.0%			$90,817,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $2,235,000 U.S. Treasury Note, 0.375%, due 04/15/15 with a market value of $2,244,085.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31,2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$82,855,264
Gross unrealized gain	9,645,950
Gross unrealized loss	(1,329,159)
Net unrealized security gain	$8,316,791

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
Commercial Services – 5.1%
15,200	FTI Consulting, Inc.*	$ 388,056
19,900	Moody’s Corp.	806,547
8,800	The Brink’s Co.	204,160
16,600	The McGraw-Hill Cos., Inc.	779,536
16,600	VistaPrint NV*	572,700

		2,750,999

Communications* – 2.2%
14,900	SBA Communications Corp. Class A	879,994
13,500	TW Telecom, Inc.	339,255

		1,219,249

Consumer Durables – 1.3%
13,500	Tupperware Brands Corp.	707,670

Consumer Non-Durables – 5.7%
6,300	Coach, Inc.	310,779
15,700	Dr Pepper Snapple Group, Inc.	715,606
9,300	H.J. Heinz Co.	513,453
10,600	Michael Kors Holdings Ltd.*	437,674
3,800	Ralph Lauren Corp.	548,492
8,200	The Clorox Co.	596,222

		3,122,226

Consumer Services – 8.2%
900	Chipotle Mexican Grill, Inc.*	263,097
24,600	DISH Network Corp. Class A*	756,696
11,200	Expedia, Inc.	638,288
26,300	Marriott International, Inc. Class A	957,846
800	Priceline.com, Inc.*	529,392
9,800	Scripps Networks Interactive, Inc. Class A	527,730
8,300	Wynn Resorts Ltd.	778,125

		4,451,174

Distribution Services – 1.0%
8,900	Genuine Parts Co.	569,867

Electronic Technology – 11.4%
15,200	Altera Corp.	538,840
59,600	Cadence Design Systems, Inc.*	728,312
840	Comverse Technology, Inc.*	4,561
18,400	Harris Corp.	766,360
32,400	JDS Uniphase Corp.*	318,816
23,800	Juniper Networks, Inc.*	417,214
28,500	Linear Technology Corp.	919,125
75,000	LSI Corp.*	517,500
6,800	TransDigm Group, Inc.*	838,848
18,000	Xilinx, Inc.	583,200
17,000	Zebra Technologies Corp. Class A*	587,180

		6,219,956

Energy Minerals – 2.2%
8,700	Cimarex Energy Co.	493,203
3,500	Continental Resources, Inc.*	223,965
10,700	SM Energy Co.	503,863

		1,221,031

Shares	Description	Value
Common Stocks – (continued)
Finance – 6.9%
7,100	Federal Realty Investment Trust	$ 771,486
46,600	Hertz Global Holdings, Inc.*	524,716
3,800	IntercontinentalExchange, Inc.*	498,636
10,300	Rayonier, Inc.	491,207
17,100	T. Rowe Price Group, Inc.	1,038,825
26,400	TD Ameritrade Holding Corp.	420,288

		3,745,158

Health Services* – 3.2%
12,160	Cerner Corp.	898,867
10,300	Laboratory Corporation of America Holdings	866,127

		1,764,994

Health Technology – 7.3%
10,000	Alexion Pharmaceuticals, Inc.*	1,048,500
5,940	Allergan, Inc.	487,496
10,180	C. R. Bard, Inc.	990,107
14,100	DENTSPLY International, Inc.	512,394
16,400	Hill-Rom Holdings, Inc.	428,860
9,000	Varian Medical Systems, Inc.*	491,220

		3,958,577

Industrial Services – 2.8%
7,100	Core Laboratories NV	792,076
9,100	FMC Technologies, Inc.*	410,592
14,000	Superior Energy Services, Inc.*	303,380

		1,506,048

Non-Energy Minerals – 1.1%
14,100	Cliffs Natural Resources, Inc.	576,549

Process Industries – 7.9%
9,700	Celanese Corp. Series A	369,861
22,000	Crown Holdings, Inc.*	789,800
18,500	International Paper Co.	606,985
15,800	Packaging Corp. of America	486,482
9,400	PPG Industries, Inc.	1,028,924
14,536	Sigma-Aldrich Corp.	1,005,891

		4,287,943

Producer Manufacturing – 7.4%
5,700	Dover Corp.	310,479
9,800	Graco, Inc.	449,624
4,900	Joy Global, Inc.	254,506
10,500	Lincoln Electric Holdings, Inc.	418,740
58,400	Masco Corp.	702,552
9,550	Parker Hannifin Corp.	767,056
4,800	Roper Industries, Inc.	477,360
16,600	The Toro Co.	624,160

		4,004,477

Retail Trade – 7.2%
2,500	AutoZone, Inc.*	938,075
6,900	Bed Bath & Beyond, Inc.*	420,555
19,900	Chico’s FAS, Inc.	304,868
7,460	Nordstrom, Inc.	403,885
10,900	PetSmart, Inc.	720,599
15,100	Urban Outfitters, Inc.*	461,305
19,200	Williams-Sonoma, Inc.	667,200

		3,916,487

Technology Services – 11.5%
19,300	Akamai Technologies, Inc.*	678,974
5,300	Alliance Data Systems Corp.*	689,000
12,100	Autodesk, Inc.*	410,432
20,600	BMC Software, Inc.*	815,760

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
14,100	MICROS Systems, Inc.*	$ 673,134
23,800	Nuance Communications, Inc.*	484,330
13,100	Red Hat, Inc.*	702,946
9,200	Teradata Corp.*	622,104
16,700	VeriSign, Inc.*	741,814
24,400	Western Union Co.	425,292

		6,243,786

Transportation* – 0.6%
6,600	Kirby Corp.	348,282

Utilities – 1.2%
32,100	CenterPoint Energy, Inc.	676,026

TOTAL COMMON STOCKS		$51,290,499

Exchange Traded Fund – 3.3%
30,400	iShares Russell Midcap Growth Index Fund	$ 1,797,856

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co.
$ 1,451,000	0.010%	08/01/12	$ 1,451,000
Maturity Value: $1,451,000

TOTAL INVESTMENTS – 100.2%			$54,539,355

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(83,271)

NET ASSETS – 100.0%			$54,456,084

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $1,475,000 U.S. Treasury Note, 0.375%, due 04/15/15 with a market value of $1,480,996.

*	Non-income producing security.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,404,860
Gross unrealized gain	11,730,585
Gross unrealized loss	(2,596,090)
Net unrealized security gain	$9,134,495

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 11.2%
Auto – 4.7%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,642,534
American Credit Acceptance Receivables Trust Series 2012-1, Class A1(a)
393,704	1.960	01/15/14	393,736
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
1,355,000	1.890	07/15/16	1,354,940
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
3,966,753	1.190	08/08/15	3,982,965
CPS Auto Trust Series 2012-B, Class A(a)
2,943,022	2.520	09/16/19	2,951,928
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
2,426,692	2.020	08/15/16	2,430,264
Ford Credit Auto Lease Trust Series 2011-B, Class A2
3,784,733	0.820	01/15/14	3,791,296
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,725,448
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,074,271
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
4,000,000	1.230	12/15/15	4,005,068
SMART Trust Series 2011-2USA, Class A2A(a)
3,867,240	1.220	11/14/13	3,873,762

			35,226,212

Commercial – 0.2%
Small Business Administration Series 2006-P10B, Class 1
1,255,386	5.681	08/10/16	1,376,479

Credit Card – 0.5%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,962,804

Home Equity – 3.6%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,942,938
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.407	06/25/32	3,115,735
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
3,897,404	0.806	10/25/34	3,687,158
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.976	08/25/35	4,282,155
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,124,367	0.446	02/25/37	596,724
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
847,670	3.750	09/25/33	808,658
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	458,609
Lehman XS Trust Series 2005-1, Class 1A4(b)
709,732	0.586	07/25/35	586,779
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
568,272	4.814	11/25/35	507,476

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
$ 1,125,000	5.140%	11/25/35	$ 801,228
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,672,144	3.900	03/25/33	1,649,080
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,900,454	5.490	10/25/33	3,481,732
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
534,207	8.350	03/25/25	519,266
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
597,571	7.980	09/25/30	581,694
SACO I Trust Series 2005-7 Class A(b)
131,671	0.806	09/25/35	128,180
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
35,993	0.356	10/25/36	35,795
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,590,605	6.740	07/25/29	1,930,338
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,914,713	5.250	06/25/35	1,767,808
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
348,977	4.541	09/25/36	331,055
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
39,650	4.890	10/25/34	39,763

			27,252,171

Manufactured Housing – 1.4%
Conseco Financial Corp. Series 1993-4, Class A5
821,351	7.050	01/15/19	830,939
Conseco Financial Corp. Series 1995-5, Class M1(b)
287,234	7.650	09/15/26	292,683
Conseco Financial Corp. Series 1996-4, Class A7(b)
604,082	7.900	06/15/27	638,676
Conseco Financial Corp. Series 1996-6, Class A6
94,898	7.950	09/15/27	97,370
Conseco Financial Corp. Series 1997-3, Class A6
60,086	7.320	03/15/28	66,075
Conseco Financial Corp. Series 1998-3, Class A5
3,258,094	6.220	03/01/30	3,576,734
Conseco Financial Corp. Series 1998-3, Class A6(b)
406,945	6.760	03/01/30	448,457
Lehman Manufactured Housing Contract Series 2001-B, Class A3
332,471	4.350	04/15/40	338,854
Mid-State Trust Series 11, Class A1
344,094	4.864	07/15/38	355,060
Newcastle Investment Trust Series 2011-MH1, Class A(a)
2,713,411	2.450	12/10/33	2,721,494
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
505,111	7.650	04/15/27	503,577
Origen Manufactured Housing Series 2005-B, Class A3
556,750	5.605	05/15/22	564,105

			10,434,024

Other(a) – 0.3%
New York City Tax Lien Series 2011-AA, Class A
2,328,183	1.990	12/10/24	2,327,950

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
$ 960,000	1.197%	10/30/45	$ 911,846
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,080,307

			3,992,153

TOTAL ASSET – BACKED SECURITIES			$ 84,571,793

Municipal Bond Obligations – 12.2%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,430,405

California – 2.6%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,099,080
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,522,524
11,420,000	0.000	09/01/43	1,514,406
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,072,588
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,068,390
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,406,574
12,290,000	0.000	08/01/39	2,284,342

			19,967,904

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,961,300

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,291,300

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,776,623

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,296,515

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
$ 1,000,000	5.700%	12/15/27	$ 1,230,110

			2,526,625

Indiana – 1.0%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,298,471
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,020,700

			7,319,171

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,090,160

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,149,670

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,723,020

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,494,250
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,224,640
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,704,392
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,358,992
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,581,626
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,575,912

			13,939,812

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,859,790

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,061,190

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
$ 1,250,000	4.000%	12/01/19	$ 1,328,000

			2,389,190

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,363,680
1,055,000	5.008	06/01/22	1,258,889
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,394,666

			8,017,235

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,700,975
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,295,297

			4,996,272

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,796,110

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	753,921
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,465,363

			3,219,284

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,256,685

Washington – 0.3%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,082,480

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 91,793,036

Mortgage-Backed Obligations – 23.4%
Collateralized Mortgage Obligations – 21.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 3,129,247	2.776%	04/25/35	$ 2,918,914
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
3,658,628	6.000	02/25/34	3,752,790

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
$ 2,293,563	5.500%	11/25/20	$ 2,295,001
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
454,114	6.000	04/25/36	457,573
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	4,929,070
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,042,579	4.781	11/25/35	2,304,364
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
896,835	5.750	01/25/34	933,262
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
844,835	5.500	11/25/33	890,484
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,196,155
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
177,624	5.500	08/25/21	178,024
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,891,393	6.750	08/25/34	2,014,982
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,567,985	5.418	12/25/35	952,211
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
733,049	5.524	04/25/37	481,435
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
2,097,280	5.750	09/25/21	2,133,668
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,971,460	0.596	07/25/36	2,767,677
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
453,161	5.500	07/25/36	434,015
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
847,990	5.250	09/25/19	868,344
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
521,805	4.750	12/25/18	524,254
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
254,825	6.500	08/25/32	256,569
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
720,459	6.000	07/25/37	564,097
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,761,367	5.500	08/25/33	1,843,088
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
852,653	4.750	01/25/19	878,630
Countrywide Home Loans Trust Series 2005-27, Class 2A1
2,684,389	5.500	12/25/35	2,392,529
Countrywide Home Loans Trust Series 2005-6, Class 2A1
688,262	5.500	04/25/35	640,696
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
893,616	5.250	07/25/33	920,294
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	9,099,666
FHLMC REMIC PAC Series 1579, Class PM
328,647	6.700	09/15/23	372,140
FHLMC REMIC PAC Series 2103, Class TE
266,578	6.000	12/15/28	277,844
FHLMC REMIC PAC Series 2110, Class PG
1,292,594	6.000	01/15/29	1,388,430

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2391, Class Z
$ 3,384,419	6.000%	12/15/31	$ 3,738,196
FHLMC REMIC Series 2508, Class OY
766,658	4.500	10/15/17	806,542
FHLMC REMIC Series 2603, Class C
1,965,282	5.500	04/15/23	2,179,079
FHLMC REMIC Series 2677, Class BC
693,289	4.000	09/15/18	733,283
FHLMC REMIC Series 2840, Class JL
154,624	4.500	06/15/23	155,244
FHLMC REMIC Series 2866, Class DH
1,724,473	4.000	09/15/34	1,834,713
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,198,195
FHLMC REMIC TAC Series 2658, Class A
320,399	4.500	08/15/18	327,424
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,242,980	6.000	01/25/35	1,196,190
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
4,036,195	5.500	05/25/35	3,384,826
FNMA REMIC FNIC PAC Series 2001-45, Class WG
552,615	6.500	09/25/31	639,203
FNMA REMIC PAC Series 2003-1, Class PG
103,536	5.500	09/25/31	103,722
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,703,443
FNMA REMIC PAC Series 2003-14, Class AP
249,339	4.000	03/25/33	268,849
FNMA REMIC PAC Series 2004-53, Class NC
2,249,944	5.500	07/25/24	2,493,358
FNMA REMIC Series 2002-73, Class OE
2,285,460	5.000	11/25/17	2,489,869
FNMA REMIC Series 2002-82, Class XE
1,950,633	5.000	12/25/17	2,091,789
FNMA REMIC Series 2003-83, Class PG
455,553	5.000	06/25/23	492,736
FNMA REMIC Series 2003-84, Class PG
487,531	5.000	03/25/32	509,041
FNMA Series 2003-W6, Class 2A32
284,582	6.500	09/25/42	328,059
GNMA Series 1998-12, Class EB
544,647	6.500	05/20/28	547,250
Impac CMB Trust Series 2003-2F, Class A(b)
1,757,960	5.730	01/25/33	1,793,089
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,034,701	0.886	09/25/34	2,596,781
Impac CMB Trust Series 2004-4, Class 2A2(c)
4,454,015	4.824	09/25/34	4,347,221
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
1,034,255	4.839	08/25/34	1,013,488
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,613,040	6.000	03/25/36	1,899,249
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
2,264,591	5.500	01/25/36	2,235,156
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
934,934	5.643	04/25/37	787,968

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-4, Class 1A1
$ 503,570	5.500%	05/25/34	$ 529,306
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,245,162	6.500	05/25/34	2,328,321
Master Asset Securitization Trust Series 2003-10, Class 3A1
336,758	5.500	11/25/33	350,367
Master Asset Securitization Trust Series 2003-7, Class 1A1
779,200	5.500	09/25/33	814,424
Master Asset Securitization Trust Series 2004-3, Class 5A1
75,997	6.250	01/25/32	77,178
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
270,985	5.250	08/25/36	273,168
Morgan Stanley Capital I Series 2011-C3, Class A1
5,207,303	2.178	07/15/49	5,353,279
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
728,048	1.948	03/25/33	651,792
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,382,758	5.589	11/25/35	3,017,663
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,148,655	6.000	08/25/37	2,763,615
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
2,036,952	2.495	05/25/38	1,692,884
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
3,057,663	5.873	11/25/21	2,904,658
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
200,159	5.250	07/25/35	200,787
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,074,114	4.750	04/25/33	2,103,656
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,979,806	5.750	02/25/34	4,007,609
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
596,359	0.746	07/25/35	455,200
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
1,109,201	6.000	07/25/32	1,108,390
Residential Asset Securitization Trust Series 2004-A6, Class A1
2,094,674	5.000	08/25/19	2,121,260
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
478,718	6.000	05/25/33	504,668
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
767,833	5.500	11/25/35	715,471
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,831,389	5.750	12/25/35	1,728,716
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
1,497,968	5.500	12/25/21	1,554,077
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
958,243	0.557	11/20/34	883,634

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
$ 1,859,946	2.846%	10/25/34	$ 1,584,047
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
637,686	2.828	04/25/34	563,012
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,332,725	5.500	07/25/33	2,438,036
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,157,409	2.783	10/25/33	1,143,734
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,690,218	2.795	11/25/33	1,658,342
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
895,634	2.798	11/25/33	862,667
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
2,789,572	5.710	06/25/34	2,823,775
Structured Asset Securities Corp. Series 2005-6, Class 5A2
362,412	5.000	05/25/35	369,571
Structured Asset Securities Corp. Series 2005-6, Class 5A4
393,518	5.000	05/25/35	397,082
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
5,755,388	1.524	01/10/45	5,856,683
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
1,597,555	5.500	06/25/20	1,608,292
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
278,215	5.250	01/25/20	288,342
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,053,501	4.714	09/25/35	940,795
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	78,359
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
954,625	5.250	03/25/37	945,083
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
2,993,565	2.501	02/15/44	3,063,875
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
4,469,815	1.607	06/15/44	4,538,797

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$160,860,784

Commercial Mortgage Obligations – 0.2%
GNMA Series 2003-16, Class B
$ 1,415,747	4.490%	08/16/25	$ 1,433,512
GNMA Series 2003-38, Class JC(b)
91,158	7.651	08/16/42	99,181

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS			$ 1,532,693

Mortgage-Backed Pass-Through Obligations – 1.9%
FHLMC
$ 11,655	6.000%	12/01/13	$ 12,809

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC – (continued)
$ 29,843	8.500%		02/01/19	$ 33,216
69,982	8.500		03/01/21	79,072
484,038	7.000		05/01/26	577,360
34,377	7.000		10/01/30	40,925
70,967	7.500		12/01/30	87,166
142,701	7.500		01/01/31	175,630
258,949	7.000		08/01/31	306,444
3,195,276	5.000		05/01/33	3,583,109
538,411	2.374	(b)	05/01/34	571,138
826,676	5.198	(b)	01/01/36	884,451
FNMA
20,453	6.000		12/01/13	21,255
7,252	6.500		07/01/14	8,179
36,614	9.000		11/01/21	41,274
76,114	9.000		02/01/25	88,890
16,038	6.500		03/01/26	18,796
25,355	8.000		07/01/28	28,944
98,569	6.500		10/01/28	116,415
67,036	2.330	(b)	12/01/28	68,345
76,130	6.000		07/01/29	85,682
56,538	7.500		09/01/29	69,278
68,113	7.000		03/01/31	81,035
26,569	7.500		03/01/31	32,679
138,790	7.000		11/01/31	164,143
199,716	7.000		01/01/32	236,199
679,452	6.000		12/01/32	764,703
102,505	5.218	(b)	02/01/33	109,555
918,977	5.000		07/01/33	1,006,567
522,062	2.522	(b)	10/01/34	554,653
1,193,951	5.084	(b)	02/01/35	1,282,857
GNMA
161,300	8.000		02/15/22	191,431
73,899	7.500		08/20/25	88,781
315,478	7.500		07/20/26	380,417
328,622	6.500		04/15/31	382,684
288,978	6.500		05/15/31	336,518
1,326,957	5.500		04/15/33	1,492,412

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 14,003,012

TOTAL MORTGAGE-BACKED OBLIGATIONS				$176,396,489

Corporate Obligations – 34.9%
Aerospace/Defense – 0.9%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,161,563
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,616,045
United Technologies Corp.
2,000,000	5.700		04/15/40	2,668,264

				6,445,872

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,075,981

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600		03/01/17	1,771,302

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – (continued)
PepsiCo, Inc.
$ 2,500,000	4.500%	01/15/20	$ 2,932,618

			4,703,920

Cable TV – 0.5%
Comcast Corp.
1,500,000	5.700	07/01/19	1,821,991
1,250,000	6.400	05/15/38	1,628,459

			3,450,450

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,065,867
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,165,320

			3,231,187

Commercial Banks – 3.0%
Bank of Montreal(a)
2,000,000	1.950	01/30/17	2,079,800
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,026,678
2,000,000	5.125	01/08/20	2,176,850
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,496,560
Credit Suisse New York
1,500,000	5.000	05/15/13	1,547,127
3,000,000	5.400	01/14/20	3,242,049
KeyBank NA
2,540,000	5.800	07/01/14	2,725,552
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,184,992
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,365,250

			22,844,858

Commercial Services(a) – 0.3%
The ADT Corp.
2,000,000	2.250	07/15/17	2,030,340

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,942,785

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,023,204

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,067,454

Diversified Manufacturing – 0.9%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,701,250
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,133,397

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – (continued)
Parker-Hannifin Corp.
$ 2,000,000	3.500%	09/15/22	$ 2,168,446

			7,003,093

Electric – 2.9%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,097,874
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,532,634
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,736,717
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,555,910
PacifiCorp
2,400,000	5.650	07/15/18	2,927,150
2,000,000	3.850	06/15/21	2,257,598
900,000	6.100	08/01/36	1,238,016
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,816,215
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,979,410
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	495,633

			21,637,157

Financial – 10.2%
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	7,098,618
Bank of America Corp.
2,000,000	3.700	09/01/15	2,068,838
1,270,000	5.750	12/01/17	1,402,075
2,000,000	5.700	01/24/22	2,284,578
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,260,338
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,574,710
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625	08/15/19	1,111,608
3,000,000	5.875	03/15/21	3,227,415
Citigroup, Inc.
2,750,000	6.010	01/15/15	2,983,445
Ford Motor Credit Co. LLC
2,600,000	3.000	06/12/17	2,588,646
General Electric Capital Corp.
2,000,000	5.625	05/01/18	2,362,110
1,600,000	6.250	12/15/49	1,636,672
Hyundai Capital America(a)
3,250,000	3.750	04/06/16	3,403,722
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,592,000
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,190,684
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,539,816
1,270,000	6.875	04/25/18	1,465,903
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,714,733
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,782,471

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
National Rural Utilities Cooperative Finance Corp.
$ 1,550,000	5.450%	04/10/17	$ 1,822,409
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,708,325
Royal Bank of Canada
3,390,000	2.625	12/15/15	3,584,633
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,422,743
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,918,066
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,084,852
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,139,602
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,060,926

			77,029,938

Food – 0.6%
Danone SA(a)
2,700,000	3.000	06/15/22	2,786,249
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,377,044

			4,163,293

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,193,491

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,175,468

Industrial – 0.5%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,995,410
Receipts on Corporate Securities Trust NSC-1998-1
1,621,547	6.375	05/15/17	1,700,240

			3,695,650

Insurance – 1.8%
Aegon NV
2,650,000	4.625	12/01/15	2,850,631
American International Group, Inc.
1,000,000	3.650	01/15/14	1,024,629
2,000,000	4.875	09/15/16	2,158,064
1,000,000	5.450	05/18/17	1,100,709
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	1,958,386
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,267,622
2,100,000	5.000	06/01/21	2,232,292

			13,592,333

Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,796,596

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
Teck Resources Ltd.
$ 1,000,000	3.150%	01/15/17	$ 1,037,169

			4,833,765

Multimedia – 0.1%
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,013,279

Oil & Gas – 2.7%
Apache Corp.
1,360,000	7.375	08/15/47	2,082,722
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,176,694
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,571,274
3,530,000	3.875	03/10/15	3,806,180
Phillips 66(a)
1,000,000	2.950	05/01/17	1,048,919
Tosco Corp.
2,095,000	8.125	02/15/30	3,239,869
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,532,507

			20,458,165

Pharmaceuticals(a) – 0.4%
Express Scripts Holding Co.
3,025,000	3.500	11/15/16	3,208,140

Real Estate – 1.6%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,341,230
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,121,740
ProLogis LP
2,000,000	6.125	12/01/16	2,269,440
Simon Property Group LP
1,000,000	6.750	05/15/14	1,084,582
2,000,000	4.200	02/01/15	2,124,716
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,292,098

			12,233,806

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,829,880

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,165,615

Telecommunications – 1.1%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,444,401
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,385,438
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,478,033

			8,307,872

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
$ 2,000,000	3.125%	05/11/15	$ 2,020,368
Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	6,575,676
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,820,510

			9,396,186

Yankee – 1.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	808,081
955,000	5.250	12/15/15	1,092,105
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,677,301
UBS AG
7,335,000	7.375	06/15/17	8,258,198

			11,835,685

TOTAL CORPORATE OBLIGATIONS			$262,609,235

U.S. Government Agency Obligations – 13.4%
FFCB
$ 5,000,000	2.625%	04/17/14	$ 5,199,025
6,135,000	4.500	05/06/14	6,588,352
2,860,000	5.190	04/22/21	3,644,040
FHLB
5,000,000	4.500	09/16/13	5,238,550
7,000,000	3.625	10/18/13	7,283,773
2,050,000	5.625	06/13/16	2,373,482
2,650,000	7.125	02/15/30	4,152,913
FHLMC
5,000,000	1.625	04/15/13	5,049,140
6,750,000	1.000	07/30/14	6,844,048
3,000,000	0.625	12/29/14	3,020,424
2,860,000	2.875	02/09/15	3,040,941
5,000,000	1.375	08/24/15	5,002,770
2,500,000	5.000	02/16/17	2,977,540
6,500,000	5.500	08/23/17	8,004,126
3,000,000	4.875	06/13/18	3,660,084
FNMA
5,000,000	1.750	02/22/13	5,041,515
3,000,000	1.750	05/07/13	3,033,747
4,500,000	5.000	02/13/17	5,341,451
3,000,000	5.000	05/11/17	3,585,129
6,000,000	5.375	06/12/17	7,311,876
Tennessee Valley Authority
2,326,954	4.929	01/15/21	2,687,585
1,370,955	5.131	01/15/21	1,572,746

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$100,653,257

U.S. Treasury Obligations – 1.2%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$ 3,592,032

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 5,000,000	2.750%	11/30/16	$ 5,479,690

TOTAL U.S. TREASURY OBLIGATIONS			$ 9,071,722

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$ 5,637,648

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co.
$18,600,000	0.010%	08/01/12	$ 18,600,000
Maturity Value: $18,600,005

TOTAL INVESTMENTS – 99.5%			$749,333,180

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			4,014,960

NET ASSETS – 100.0%			$753,348,140

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $89,424,235, which represents approximately 11.9% of net assets as of July 31, 2012.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2012. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $18,900,000 U.S. Treasury Bond, 0.375%, due 11/15/41 with a market value of $18,976,829.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
CMB	— Collateralized Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
TAC	— Targeted Amortization Class
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$683,686,542
Gross unrealized gain	73,331,247
Gross unrealized loss	(7,684,609)
Net unrealized security gain	$65,646,638

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.3%
Commercial – 0.5%
Small Business Administration Series 2006-P10B, Class 1
$ 502,154	5.681%	08/10/16	$ 550,592

Home Equity(a) – 1.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.696	04/25/34	669,115
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,172,479	1.146	08/25/44	1,157,337
Lehman XS Trust Series 2005-7N, Class 1A1A
288,658	0.516	12/25/35	212,340
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	0.946	07/25/34	251,441

			2,290,233

TOTAL ASSET-BACKED SECURITIES			$ 2,840,825

Mortgage-Backed Obligations – 25.4%
Collateralized Mortgage Obligations – 22.8%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 54,595	6.000%	10/25/33	$ 55,439
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
448,525	2.776	04/25/35	418,378
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
286,753	5.010	10/25/34	291,997
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
398,980	6.000	02/25/34	409,248
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
714,540	2.841	11/25/33	705,214
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
57,681	5.481	09/20/34	58,919
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
327,001	5.253	11/25/34	325,100
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
328,017	5.500	11/25/33	345,741
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
76,949	4.750	08/25/34	80,169
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
232,518	2.818	09/25/34	232,512
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
214,491	5.250	12/25/33	215,616
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
353,464	5.375	01/25/35	354,052
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
312,590	4.750	12/25/18	314,057
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
86,168	5.500	08/25/33	90,166
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
234,300	5.000	02/25/18	240,036
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
334,539	2.898	11/19/33	331,869

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 023, Class PK
$ 315,226	6.000%	11/25/23	$ 330,683
FHLMC REMIC PAC Series 041, Class F
45,230	10.000	05/15/20	49,298
FHLMC REMIC PAC Series 159, Class H
23,894	4.500	09/15/21	25,111
FHLMC REMIC PAC Series 2022, Class PE
68,368	6.500	01/15/28	78,294
FHLMC REMIC PAC Series 2109, Class PE
180,774	6.000	12/15/28	194,190
FHLMC REMIC PAC Series 2345, Class PQ
23,748	6.500	08/15/16	24,475
FHLMC REMIC PAC Series 2522, Class PE
42,742	5.500	03/15/22	42,999
FHLMC REMIC PAC Series 2524, Class PD
67,424	5.500	12/15/31	68,166
FHLMC REMIC PAC Series 2836, Class PX
371,069	4.000	05/15/18	378,245
FHLMC REMIC PAC Series 3059, Class CD
647,822	5.000	04/15/31	653,636
FHLMC REMIC PAC Series 3117, Class PC
162,905	5.000	06/15/31	164,185
FHLMC REMIC PAC Series 3841, Class ED
616,232	3.000	07/15/38	626,192
FHLMC REMIC Series 2642, Class DA
127,722	5.000	05/15/22	129,666
FHLMC REMIC Series 2830, Class DA
178,249	5.000	07/15/19	179,003
FHLMC REMIC Series 2972, Class CA
265,991	4.500	05/15/20	279,289
FHLMC REMIC Series 3131, Class BA
95,086	5.500	11/15/24	98,036
FHLMC REMIC Series 3146, Class GA
105,476	5.500	11/15/24	108,917
FHLMC REMIC Series 3566, Class DE
339,778	4.000	12/15/22	342,803
FHLMC REMIC Series 3634, Class BJ
351,159	3.000	08/15/27	359,300
FHLMC REMIC Series 3816, Class HA
1,074,663	3.500	11/15/25	1,159,533
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
24,925	0.000	06/25/22	22,821
FNMA REMIC PAC Series 1992-129, Class L
147,692	6.000	07/25/22	165,067
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(d)
427	0.000	10/25/22	427
FNMA REMIC PAC Series 1998-36, Class J
51,989	6.000	07/18/28	54,545
FNMA REMIC PAC Series 2001-71, Class MB
134,906	6.000	12/25/16	144,297
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	686,371
FNMA REMIC PAC Series 2003-14, Class AP
335,245	4.000	03/25/33	361,478
FNMA REMIC Series 1991-137, Class H
65,785	7.000	10/25/21	74,726
FNMA REMIC Series 1993-182, Class FA(a)
24,581	0.870	09/25/23	24,975
FNMA REMIC Series 2003-33, Class LD
476,906	4.250	09/25/22	483,575

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2004-8, Class GC
$ 162,894	4.500%	04/25/29	$ 163,104
FNMA REMIC Series 2007-38, Class B
213,878	6.000	11/25/33	223,350
FNMA REMIC Series 2009-65, Class JA
628,128	4.500	06/25/35	633,581
FNMA REMIC Series 2009-83, Class A
870,315	4.500	08/25/35	880,923
FNMA Series 2003-W17, Class 1A6
27,815	5.310	08/25/33	28,584
GNMA Series 1998-12, Class EB
136,162	6.500	05/20/28	136,812
GNMA Series 2001-53, Class F(a)
19,224	0.597	10/20/31	19,269
GSR Mortgage Loan Trust Series 2003-6F, Class A1
240,692	3.000	09/25/32	238,710
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
545,557	5.500	03/25/19	574,529
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
581,129	0.686	05/25/35	469,428
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.704	01/25/36	746,602
Impac CMB Trust Series 2003-2F, Class A(a)
1,088,261	5.730	01/25/33	1,110,007
Impac CMB Trust Series 2003-8, Class 2A1(a)
396,329	1.146	10/25/33	368,146
Impac CMB Trust Series 2004-7, Class 1A1(a)
208,029	0.986	11/25/34	189,071
Impac CMB Trust Series 2005-2, Class 2A2(a)
387,735	0.646	04/25/35	346,122
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,626,136	0.596	05/25/36	1,544,994
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
355,440	3.062	10/25/34	333,291
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
561,832	2.634	04/21/34	561,885
Master Asset Securitization Trust Series 2004-3, Class 5A1
36,140	6.250	01/25/32	36,701
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,302,133	0.566	02/25/35	1,955,107
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
1,240,385	0.676	03/25/33	1,174,048
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
81,642	3.382	09/25/34	78,525
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
292,682	4.750	04/25/34	293,555
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
92,260	5.000	05/25/18	95,641
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
1,047,652	4.500	04/25/19	1,084,141
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
22,017	6.250	12/25/23	22,873
Sequoia Mortgage Trust Series 10, Class 1A(a)
169,955	1.047	10/20/27	161,718
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
300,908	0.907	06/20/33	276,272
Structured Asset Securities Corp. Series 2003-20, Class 1A1
609,689	5.500	07/25/33	637,214
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,049,970	2.783	10/25/33	1,037,565

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Vendee Mortgage Trust Series 1996-2, Class 1Z
$ 200,522	6.750%		06/15/26	$ 238,333
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
389,615	5.000		05/25/18	400,328
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
491,251	5.750		09/25/18	508,898

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 28,348,143

Commercial Mortgage Obligation – 0.5%
GNMA Series 2009-65, Class AF
$ 589,077	4.000%		07/20/39	$ 633,726

Mortgage-Backed Pass-Through Obligations – 2.1%
FHLMC
$ 71,573	5.500%		08/01/17	$ 77,737
148,267	5.500		09/01/21	162,519
59,351	6.000		10/01/23	65,410
185,980	5.000		05/01/27	203,498
FNMA
6,894	6.500		09/01/13	7,044
81,604	10.500		11/01/15	86,471
47,925	6.000		07/01/16	51,209
279,518	5.500		05/01/19	304,855
278,927	5.500		06/01/20	304,210
794	3.195	(a)	08/01/23	835
2,798	9.000		07/01/24	2,808
7,933	2.330	(a)	12/01/28	8,088
42,057	7.000		11/01/31	49,740
467,648	6.000		07/01/33	526,323
500,218	2.514	(a)	02/01/34	533,106
243,434	2.522	(a)	10/01/34	258,631
GNMA
6,647	8.000		07/15/17	6,727
349	2.000	(a)	11/20/24	363
749	3.000	(a)	12/20/24	786
13,455	2.375	(a)	04/20/26	14,001
11,825	1.625	(a)	08/20/26	12,260
14,372	1.625	(a)	01/20/28	14,919

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 2,691,540

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 31,673,409

Government Guarantee Obligation(e) – 0.7%
U.S. Central Credit Union
$ 900,000	1.900%		10/19/12	$ 903,386

U.S. Government Agency Obligations – 60.8%
FFCB
$ 1,000,000	3.875%		10/07/13	$ 1,042,866
2,600,000	2.625		04/17/14	2,703,493
1,170,000	3.000		09/22/14	1,237,456
150,000	4.700		08/10/15	168,960
250,000	7.000		09/01/15	301,379
500,000	6.125		12/29/15	594,620
FHLB
1,000,000	3.500		03/08/13	1,019,684
1,500,000	5.125		08/14/13	1,576,375
1,000,000	3.625		10/18/13	1,040,539
1,300,000	1.375		05/28/14	1,327,191

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB – (continued)
$ 1,560,000	5.250%		06/18/14	$ 1,705,609
1,000,000	5.250		09/12/14	1,101,845
2,500,000	5.000		12/21/15	2,876,232
1,000,000	4.000		03/04/16	1,003,424
1,000,000	2.625		02/28/22	1,006,744
1,750,000	1.500	(c)	12/20/24	1,751,059
FHLMC
1,575,000	2.125		09/21/12	1,579,317
1,500,000	4.625		10/25/12	1,515,758
1,800,000	1.625		04/15/13	1,817,690
1,500,000	4.000		06/12/13	1,548,772
2,000,000	4.500		07/15/13	2,082,254
1,560,000	2.500		01/07/14	1,610,758
1,600,000	2.500		04/23/14	1,661,920
790,000	5.000		07/15/14	862,386
1,000,000	4.500		01/15/15	1,101,486
1,200,000	2.875		02/09/15	1,275,919
2,600,000	1.750		09/10/15	2,706,324
1,300,000	5.300		12/01/15	1,501,163
2,250,000	2.500		05/27/16	2,408,058
1,000,000	1.250		05/12/17	1,020,359
1,200,000	1.200		06/06/17	1,211,228
1,150,000	1.000		07/28/17	1,159,052
830,000	1.500		11/30/18	839,668
FNMA
2,000,000	3.625		02/12/13	2,036,008
1,500,000	4.375		03/15/13	1,538,634
1,600,000	2.500		05/15/14	1,663,122
1,500,000	0.875		08/28/14	1,517,592
2,000,000	3.000		09/16/14	2,116,370
1,250,000	4.625		10/15/14	1,368,731
2,000,000	2.625		11/20/14	2,107,074
1,800,000	5.000		04/15/15	2,023,900
2,450,000	2.375		07/28/15	2,593,092
1,000,000	4.375		10/15/15	1,124,929
1,350,000	2.125		10/21/15	1,418,746
2,000,000	1.625		10/26/15	2,080,536
1,800,000	5.000		03/15/16	2,086,400
1,500,000	1.250		09/28/16	1,533,707
1,000,000	2.125		12/13/16	1,021,402
2,000,000	1.125		04/27/17	2,031,056
500,000	2.000	(c)	03/22/27	503,911
500,000	1.500		05/24/27	502,871

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 75,627,669

U.S. Treasury Obligations – 9.3%
United States Treasury Notes
$ 1,800,000	1.375%		09/15/12	$ 1,802,741
2,400,000	1.375		11/15/12	2,408,439
1,200,000	1.750		04/15/13	1,213,266
1,200,000	1.750		03/31/14	1,230,328
1,700,000	2.375		10/31/14	1,781,280
1,200,000	2.250		01/31/15	1,259,344
1,800,000	2.125		05/31/15	1,893,375

TOTAL U.S. TREASURY OBLIGATIONS				$ 11,588,773

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co.
$ 1,369,000	0.010%	08/01/12	$ 1,369,000
Maturity Value: $1,369,000

TOTAL INVESTMENTS – 99.6%			$124,003,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			447,885

NET ASSETS – 100.0%			$124,450,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $251,441, which represents approximately 0.2% of net assets as of July 31, 2012.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2012. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by the National Credit Union Administration (“NCUA”) until maturity.

(f)	Repurchase agreement was entered into on April 30, 2012. This agreement was fully collateralized by $1,395,000 U.S. Treasury Note, 0.375%, due 04/15/15 with a market value of $1,400,671.

Investment Abbreviations:
CMB	— Collateralized Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$120,641,144
Gross unrealized gain	5,257,081
Gross unrealized loss	(1,895,163)
Net unrealized security gain	$3,361,918

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.6%
Alabama – 0.5%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$ 1,005,000	5.000%	06/01/16	$ 1,040,989
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
65,000	4.500	07/01/23	69,239

			1,110,228

Alaska – 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,133,675

Arizona – 10.6%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	767,802
750,000	4.750	01/01/22	818,385
1,000,000	5.000	01/01/25	1,098,510
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,235,434
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,150,640
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,636,050
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,394,928
Maricopa County AZ Industrial Development Authority Health Facilities Revenue Bonds (Catholic Healthcare West) Series A (A/A2)
1,095,000	5.250	07/01/32	1,187,944
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,359,240
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	984,433
335,000	5.000	07/01/18	386,118
350,000	5.000	07/01/19	399,452
1,100,000	5.125	07/01/22	1,238,413
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,148,538
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/Aa3)
3,475,000	5.750	07/15/18	4,185,220
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,146,200
500,000	5.000	07/01/20	567,570
1,000,000	5.000	07/01/21	1,125,680

			24,830,557

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	568,753

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 6.1%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
$ 1,000,000	5.560%	08/01/25	$ 1,127,630
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
1,500,000	0.000	07/01/27	795,390
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	578,770
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
3,855,000	0.000	08/01/26	2,128,384
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A-/A3)
600,000	5.000	11/01/16	687,360
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	793,569
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,146,720
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,246,640
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,902,439
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	593,331
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	965,832
Whittier CA Union High School District GO Bonds (Refunding-Capital Appreciation) Series 2009 (AA-/NR)(a)
5,020,000	0.000	08/01/34	1,353,242

			14,319,307

Colorado – 1.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,082,640
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,040,350
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
405,000	4.350	11/01/19	429,251
425,000	4.600	11/01/20	453,373
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
250,000	4.500	12/01/23	266,780

			3,272,394

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,329,929

Florida – 8.9%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	971,128
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,147,870

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
$ 1,500,000	3.100%	12/01/20	$ 1,518,690
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	64,030
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,577,355
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,161,850
1,000,000	5.250	10/01/23	1,169,650
1,000,000	5.500	10/01/25	1,180,530
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	826,713
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,084,620
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,737,240
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
1,805,000	4.000	04/01/18	1,982,052
1,260,000	4.000	04/01/19	1,383,392
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,306,462
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	512,337
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	234,632

			20,858,551

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa2)
90,000	6.100	10/01/19	111,961
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	69,501
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	543,325

			724,787

Illinois – 12.4%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL-RE) (FGIC) (BBB/A1)
1,000,000	5.250	12/01/18	1,188,970
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A/A1)
350,000	5.250	03/01/33	402,388
Cook & Du Page Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
1,000,000	5.000	01/01/26	1,101,560

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/Aa3)
$ 300,000	6.400%	12/01/28	$ 348,006
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/Aa3)(a)
2,320,000	0.000	12/01/22	1,595,185
2,080,000	0.000	12/01/25	1,222,125
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	872,810
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,189,860
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	518,127
400,000	5.000	02/01/23	461,864
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
2,000,000	5.250	12/01/22	2,215,800
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	519,162
490,000	4.900	01/01/27	539,804
1,625,000	5.000	01/01/30	1,785,079
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	347,562
405,000	4.000	12/01/18	449,096
420,000	4.250	12/01/19	470,417
440,000	4.500	12/01/20	499,400
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,365,606
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,124,340
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
215,000	3.700	02/01/13	216,557
Illinois State GO Bonds (A+/A2)
1,000,000	4.000	04/01/19	1,078,700
Illinois State GO Bonds Series A (A+/A2)
2,000,000	5.000	03/01/17	2,124,900
1,000,000	5.000	03/01/28	1,053,230
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	441,342
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,120,930
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	476,291
Quad Cities IL Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	754,162
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,138,490

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
$ 3,000,000	0.000%	11/01/19	$ 2,436,960

			29,058,723

Indiana – 4.3%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	679,692
615,000	5.000	11/01/16	703,726
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	273,115
675,000	6.050	02/01/23	760,522
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,397,800
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	397,851
120,000	5.000	08/01/14	128,788
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,187,555
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,115,820
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	588,687
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	908,658

			10,142,214

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
105,000	4.300	07/01/16	106,155

Kansas – 0.4%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	847,910

Kentucky – 1.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,121,220
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,175,367

			3,296,587

Louisiana – 5.4%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,851,350
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,289,896

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
$ 1,100,000	5.375%	02/01/18	$ 1,127,247
1,245,000	5.000	02/01/30	1,264,410

			12,532,903

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,145,250
Maine State Housing Authority Mortgage Revenue Bonds Series A-2 (AA+/Aa1)
1,000,000	3.600	11/15/26	1,040,850

			2,186,100

Massachusetts – 5.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,685,000	5.100	01/01/25	1,894,698
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,427,034
Massachusetts Housing Finance Agency Revenue Bonds Rental Development Series 2012 (FHA) (NR/Aaa)
1,370,000	4.300	12/01/39	1,395,249
500,000	4.500	12/01/46	509,125
Massachusetts State Devlopment Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,699,808
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,105,978
1,415,000	5.000	07/01/21	1,614,020
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (Go of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	72,875

			11,718,787

Michigan – 2.3%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,724,355
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,186,607
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
135,000	5.125	11/01/12	136,350
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	732,442
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (Go of Authority) (AA/NR)
100,000	0.882	10/01/12	100,002
95,000	1.199	04/01/13	95,080
90,000	1.521	04/01/14	90,443
150,000	1.670	10/01/14	150,954
135,000	1.836	04/01/15	136,531
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Authority) (AA+/NR)
1,000,000	4.750	12/01/25	1,081,340

			5,434,104

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – 2.0%
Minnesota State Housing Finance Agency Revenue Bonds (Residential Housing) Series C (Go of Authority GNMA/FNMA/FHLMC) (AA+/Aa1)
$ 3,000,000	3.625%	07/01/25	$ 3,090,510
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
465,000	3.800	07/01/17	483,805
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/A1)
1,000,000	5.000	11/15/19	1,182,280

			4,756,595

Missouri – 2.5%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
1,500,000	5.000	04/01/32	1,639,260
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,610,630
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	106,257
125,000	0.000	02/01/15	117,401
305,000	0.000	02/01/17	268,574
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
1,355,000	2.000	08/01/13	1,359,986
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	279,230
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	526,110

			5,907,448

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
155,000	4.350	06/01/16	159,060
165,000	4.350	12/01/16	169,321

			328,381

Nebraska – 0.3%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	573,105
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AMT) (AA+/NR)
110,000	4.300	09/01/14	112,835
65,000	4.350	03/01/15	66,397
40,000	4.350	09/01/15	41,030

			793,367

Nevada – 0.5%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,089,095
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	104,318

			1,193,413

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 0.3%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
$ 660,000	5.300%	07/01/28	$ 709,995

New Jersey – 3.8%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series E (State Appropriation) (A+/A1)(b)
3,000,000	1.850	02/01/16	3,072,030
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,224,460
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,018,260
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,383,679
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	112,919
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,090,549

			8,901,897

New York – 0.9%
Geneva Development Corp. Revenue Bonds Hobart & William Smith College Projects (Refunding) Series 2012 (A/NR)
1,435,000	5.000	09/01/22	1,744,257
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	172,755
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
90,000	5.750	07/01/13	91,687

			2,008,699

North Dakota – 0.7%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	300,094
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	575,866
635,000	4.450	07/01/17	657,530

			1,533,490

Ohio – 3.3%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,363,787
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,200,000	5.000	11/15/16	2,459,974
Hudson City School District Certificates of Participation (Refunding) Series 2012 (NR/Aa3)
915,000	4.000	06/01/26	973,103
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	449,896
1,000,000	5.000	05/01/18	1,157,300

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A2)
$ 1,185,000	5.375%	12/01/19	$ 1,372,680

			7,776,740

Oklahoma – 2.5%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,039,560
1,000,000	4.850	09/01/18	1,197,110
1,000,000	5.000	09/01/19	1,206,580
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,286,320
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	161,885

			5,891,455

Oregon – 0.4%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	660,364
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
290,000	5.050	07/01/17	303,183

			963,547

Pennsylvania – 6.0%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	812,145
1,025,000	5.000	10/01/19	1,164,666
1,250,000	5.250	10/01/31	1,361,450
Lancaster County PA GO Bonds Series C (AGM) (Refunding) (NR/Aa3)
3,235,000	5.000	11/01/18	3,858,514
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,200,671
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	879,914
Philadelphia PA Airport Revenue Bonds (Refunding) Series B (AMT) (A+/A2)
1,040,000	5.000	06/15/17	1,173,162
1,445,000	5.000	06/15/18	1,658,788
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
425,000	5.000	08/01/20	465,090
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,457,622

			14,032,022

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
10,000	5.000	07/01/20	11,294

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – 2.5%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
$ 260,000	5.125%	10/01/30	$ 272,649
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	530,025
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunites Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,177,305
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	781,432
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,513,305
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	459,052

			5,733,768

South Carolina – 1.3%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	610,462
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	782,768
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
1,000,000	5.000	12/01/22	1,122,870
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	198,980
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/Aa3)
255,000	5.500	12/01/15	289,050

			3,004,130

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
215,000	4.250	01/01/14	218,831
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (Go of Agency) (AA+/Aa1)
1,000,000	3.500	07/01/27	1,018,480

			1,237,311

Texas – 0.6%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	238,691
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
500,000	5.250	09/01/22	529,225
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (AMT) (NATL-RE) (FGIC) (A+/A1)
40,000	5.750	11/01/15	40,154

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
$ 235,000	5.000%	02/15/20	$ 264,535
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	6,479
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
85,000	4.600	09/01/19	87,424
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	331,731

			1,498,239

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	318,298

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/A3)
1,000,000	5.000	12/15/20	1,188,490

Virginia – 0.5%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (BBB/NR)(c)
530,000	5.250	07/15/17	612,383
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (BBB/NR)
470,000	5.250	07/15/17	530,259

			1,142,642

Washington – 2.8%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,077,830
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	174,426
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	654,701
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	612,775
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,193,320
1,750,000	5.250	07/01/25	1,945,930

			6,658,982

West Virginia – 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,045,030

Wisconsin – 0.7%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	123,815
350,000	5.000	12/01/15	386,249

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
$ 1,000,000	5.000%	08/15/21	$ 1,147,040

			1,657,104

Wyoming – 1.0%
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	543,451
500,000	2.125	06/01/16	509,425
450,000	2.250	12/01/16	459,522
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,080
280,000	4.250	12/01/14	288,758
385,000	4.300	12/01/15	394,945

			2,365,181

TOTAL MUNICIPAL BOND OBLIGATIONS			$224,129,182

Shares	Description		Value
Exchange Traded Fund – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$ 5,795,964

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$ 742,000	0.010%	08/01/12	$ 742,000
Maturity Value: $742,000

TOTAL INVESTMENTS – 98.4%			$230,667,146

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			3,702,826

NET ASSETS – 100.0%			$234,369,972

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $755,000 U.S. Treasury Note, 0.375%, due 04/15/15 with a market value of $758,069.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Investment Abbreviations:
ADFA-GTD	— Guaranteed by Arkansas Development Finance Authority
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$212,614,589
Gross unrealized gain	18,064,188
Gross unrealized loss	(11,631)
Net unrealized security gain	$18,052,557

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.2%
Arizona – 2.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,098,510
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,473,430
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,297,654
1,215,000	5.150	07/01/24	1,359,694

			7,229,288

California – 1.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	1,060,520
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,293,440
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,246,640
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)(a)
2,400,000	0.000	08/01/29	1,084,368

			5,684,968

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
610,000	4.350	11/01/19	646,527

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,147,870

Idaho – 0.1%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
135,000	5.250	07/01/29	145,519

Illinois – 2.1%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA-/NR)
1,500,000	5.250	10/15/27	1,727,505
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,083,300
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,104,140
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,128,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
$ 1,500,000	0.000%	11/01/19	$ 1,218,480

			6,262,025

Indiana – 1.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,265,200
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	570,730

			2,835,930

Iowa – 0.5%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
260,000	5.000	07/01/23	264,293
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,368,068

			1,632,361

Kentucky – 0.1%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
235,000	5.750	07/01/39	244,635

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,682,197
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	8,191,890

			9,874,087

Michigan – 0.3%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,008,580

Missouri – 80.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	213,612
230,000	3.000	11/01/18	245,247
210,000	3.000	11/01/19	220,878
225,000	3.625	11/01/22	237,409
470,000	3.700	11/01/23	495,996
225,000	3.800	11/01/24	237,404
480,000	3.875	11/01/25	505,694
250,000	4.000	11/01/26	263,840
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	544,800
500,000	5.250	03/01/29	544,240
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	157,292
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	166,931

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/Aa3)
$ 2,000,000	5.250%	07/01/20	$ 2,379,880
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,666,286
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
1,000,000	3.000	08/01/16	1,044,480
400,000	4.000	08/01/18	439,048
650,000	4.000	08/01/19	707,856
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/Aa3)
1,000,000	5.000	03/01/18	1,086,040
1,250,000	5.000	03/01/19	1,351,937
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	321,177
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,151,580
3,000,000	4.500	03/01/29	3,353,580
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
500,000	5.250	03/01/17	592,385
1,000,000	5.250	03/01/21	1,088,090
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,181
215,000	1.900	03/01/14	215,181
220,000	2.250	03/01/15	220,220
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,000,000	5.250	06/01/13	1,032,900
1,550,000	5.500	06/01/16	1,610,620
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,145,170
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,521,101
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	768,760
650,000	5.000	03/01/22	718,984
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	931,581
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	404,496
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	703,567
1,000,000	4.500	12/01/20	1,069,730
400,000	4.500	12/01/22	425,644
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,093,697
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	402,386
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	567,774
Florissant MO Certificates of Participation (ETM) (NATL-RE) (FGIC) (NR/A1)
560,000	5.000	08/01/12	560,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Florissant MO Certificates of Participation (NATL-RE) (FGIC) (NR/A1)(b)
$ 1,435,000	5.000%	08/01/12	$ 1,435,000
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,240,909
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	775,999
935,000	5.000	03/01/18	1,033,727
945,000	5.000	03/01/19	1,036,381
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	611,421
1,300,000	6.250	12/01/35	1,302,548
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	398,812
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	513,561
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	218,130
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	438,167
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,677,355
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
450,000	2.000	03/01/13	452,975
280,000	2.500	03/01/15	287,482
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	547,175
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	651,567
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,359,087
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	541,050
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
380,000	4.600	06/01/29	386,935
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,425,660
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,694,776
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,400,900
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	573,889
555,000	4.500	12/01/20	596,703
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	554,420

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
$ 500,000	5.000%	03/01/24	$ 573,385
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,497,428
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	974,835
920,000	3.850	12/01/20	1,005,588
500,000	4.350	12/01/23	552,405
820,000	4.500	12/01/24	901,180
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,012,290
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	317,478
435,000	4.000	12/01/21	473,693
425,000	4.000	12/01/22	461,690
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	477,632
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,333,170
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	586,785
2,570,000	5.500	02/15/29	2,719,985
1,000,000	5.500	02/15/31	1,101,450
1,500,000	5.750	02/15/35	1,577,850
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,463,236
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,458,787
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,115,250
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,214,761
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/A1e)
55,000	3.000	01/01/15	58,441
Kansas City MO Special Obligation (Unrefunded-Refunding Kansas City MO Project) Series B (AA-/A1)
445,000	3.000	01/01/15	463,005
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,853,854
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
245,000	6.431	04/01/18	251,534
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,764,531
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	553,060

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
$ 500,000	6.050%	09/01/30	$ 550,005
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	800,505
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	578,095
545,000	5.000	03/01/22	626,995
500,000	5.000	03/01/23	573,555
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/Aa3)
1,620,000	4.750	03/01/16	1,710,396
850,000	4.750	03/01/17	895,364
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,931,530
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,237,710
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/Aa3)
830,000	5.250	03/01/21	947,818
700,000	5.250	03/01/22	797,391
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,052,150
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,036,040
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	724,038
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	485,716
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,304,829
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (Go of Authority) (NR/Aaa)
415,000	5.125	01/01/18	421,586
20,000	5.000	01/01/22	20,260
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	543,140
525,000	4.000	10/01/18	588,483
545,000	4.000	10/01/19	606,596
400,000	3.500	10/01/21	427,148
1,850,000	5.250	10/01/41	2,067,948
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,074,640
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	701,858

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
$ 2,270,000	5.000%	12/01/25	$ 2,571,706
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,163,502
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,266,829
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,367,761
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,110,860
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,615,432
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	533,618
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,317,900
2,000,000	5.000	04/01/25	2,275,220
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,244,520
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,108,340
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/Aa3)
2,000,000	5.000	11/15/14	2,154,160
1,000,000	5.000	11/15/19	1,172,760
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,169,920
1,545,000	5.000	02/15/20	1,706,993
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,398,035
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	650,443
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	516,515
3,420,000	4.750	07/01/42	3,554,474
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
855,000	3.950	05/01/21	888,841
1,010,000	3.950	11/01/21	1,049,976
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,045,000	0.650	11/01/13	1,045,648
345,000	1.000	05/01/14	345,714
250,000	1.500	05/01/15	251,545
315,000	3.600	11/01/23	329,679
490,000	3.750	05/01/24	512,300
400,000	3.800	05/01/25	419,504
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,729,448

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa2)
$ 525,000	5.450%	03/01/14	$ 526,738
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,646,874
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/Aa3)
1,000,000	5.000	11/15/18	1,026,100
1,000,000	5.000	11/15/19	1,023,300
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	284,122
280,000	3.000	04/01/19	286,630
265,000	3.250	04/01/20	272,682
275,000	4.000	04/01/21	293,711
315,000	4.000	04/01/22	333,686
385,000	4.500	04/01/27	410,275
405,000	4.500	04/01/28	430,592
425,000	4.625	04/01/29	453,433
445,000	4.750	04/01/30	476,413
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,603,150
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,941,786
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,526,627
1,000,000	5.250	11/01/18	1,200,260
2,000,000	5.250	11/01/19	2,415,300
O’Fallon MO GO Refunding Bonds Series 2005 (AMBAC) (NR/Aa2)
1,815,000	5.000	03/01/14	1,947,676
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,253,982
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,821,375
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	498,494
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
3,500,000	2.000	08/01/13	3,512,880
Parkville MO GO Notes (Brush Creek Drain Area Neighborhood Temporary Notes) Series A (SP-1+/NR)
2,210,000	2.000	08/01/12	2,210,000
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,928,624
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	504,443
850,000	5.000	12/01/20	974,074
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	151,412
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,538
100,000	4.700	07/01/27	101,487
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	382,861
175,000	2.500	05/01/15	178,595

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 150,000	2.650%	05/01/16	$ 155,258
330,000	2.500	08/01/16	339,507
125,000	3.000	05/01/17	131,091
345,000	3.000	08/01/17	362,326
150,000	3.150	05/01/18	157,398
360,000	3.000	08/01/18	374,652
150,000	3.300	05/01/19	157,448
250,000	3.500	05/01/20	261,790
300,000	3.750	05/01/21	315,504
325,000	3.875	05/01/22	341,647
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,962,007
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,047,760
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	467,694
500,000	5.500	03/01/15	527,210
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	611,118
575,000	6.850	03/01/29	650,825
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,119,060
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	214,645
530,000	4.500	11/01/19	590,886
610,000	4.500	11/01/20	672,434
645,000	4.750	11/01/21	714,221
685,000	4.750	11/01/22	755,329
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	426,318
405,000	4.750	11/01/22	446,581
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,540,952
1,340,000	5.000	04/01/23	1,604,288
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,040,891
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,220,475
100,000	5.200	12/01/31	105,710
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NATL-RE) (NR/Baa2)
530,000	5.000	12/01/12	536,397
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	683,553
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,360,500
St. Charles MO Certificates of Participation Series B (NR/A1)(b)
1,000,000	5.500	05/01/13	1,039,330
St. Charles MO Certificates of Participation Series 2012 (NR/A1e)
1,000,000	3.000	05/01/22	1,028,320
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	105,137
735,000	5.200	06/01/24	770,346

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
$ 490,000	5.000%	11/15/15	$ 516,475
515,000	5.000	11/15/16	546,719
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	447,144
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/Baa1)
1,280,000	5.000	07/01/23	1,422,592
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/Aa3)
2,000,000	5.000	07/01/24	2,117,560
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	109,546
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,294,106
1,345,000	4.000	08/01/14	1,413,272
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (BBB/Baa2)
100,000	5.140	12/15/14	106,455
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,921,712
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,183,093
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	313,680
345,000	3.000	03/01/18	363,868
360,000	3.000	03/01/19	375,808
385,000	3.150	03/01/21	400,188
700,000	3.300	03/01/23	727,125
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	225,329
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	407,576
470,000	3.250	04/15/18	472,909
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	751,625

			241,390,555

Nevada – 0.9%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA-/Aa3)
2,505,000	5.400	07/01/33	2,822,108

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,086,400
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,079,720

			2,166,120

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 1.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa1)
$ 555,000	5.000%	07/01/22	$ 623,703
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
2,320,000	5.250	07/01/33	2,369,764

			2,993,467

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,779,900

TOTAL MUNICIPAL BOND OBLIGATIONS			$288,863,940

Shares	Description		Value
Exchange Traded Fund – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 7,376,682

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co.
$ 317,000	0.010%	08/01/12	$ 317,000
Maturity Value: $317,000

TOTAL INVESTMENTS – 98.8%			$296,557,622

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			3,588,746

NET ASSETS – 100.0%			$300,146,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $325,000 U.S. Treasury Note, 0.375% due 04/15/15 with a market value of $326,321.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$275,885,645
Gross unrealized gain	20,672,108
Gross unrealized loss	(131)
Net unrealized security gain	$20,671,977

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.2%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 494,330

California – 2.1%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	355,274
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	573,360
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,385,111

			2,313,745

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	974,970
Will County IL Community Unit School District No. 201 Crete- Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	406,160

			1,381,130

Indiana – 2.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,132,600
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,077,050

			2,209,650

Iowa – 0.1%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
135,000	5.000	07/01/23	137,229

Kansas – 82.3%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,227,612
1,140,000	5.000	12/01/28	1,276,583
1,195,000	5.000	12/01/29	1,330,537
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/WR)(b)
1,000,000	4.750	08/01/12	1,000,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/A3)
190,000	4.850	06/01/31	200,361
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	616,320
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,191,820

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.2%
Kansas – (continued)
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
$ 1,095,000	4.150%	12/01/27	$ 1,164,642
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,912,837
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	252,562
500,000	3.000	10/01/18	536,950
655,000	4.000	10/01/19	745,266
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,165,000	2.000	08/01/15	1,193,368
1,115,000	3.000	08/01/18	1,179,179
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
775,000	2.000	09/01/16	793,678
1,145,000	4.000	09/01/26	1,219,803
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,072,766
235,000	4.000	09/01/18	265,339
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,031,312
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,027,809
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,000,000
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/Aa3)
495,000	5.000	09/01/15	548,653
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,003,620
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	869,392
500,000	4.000	09/01/20	582,755
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,075,230
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	598,920
1,770,000	5.000	10/01/18	1,907,122
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,034,455
975,000	5.000	10/01/23	1,087,066
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,196,280
1,185,000	5.000	10/01/25	1,408,349
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	219,072
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA-GTD) (AAA/Aaa)
275,000	5.000	12/01/19	277,772
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	949,583

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
$ 600,000	5.000%	09/01/33	$ 674,424
600,000	5.000	09/01/34	670,452
Kansas Development Finance Authority Revenue Bonds (Prerefunded) Series J (AMBAC) (NR/NR)(b)
1,040,000	5.000	08/01/13	1,088,610
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	534,545
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/NR)
560,000	5.000	08/01/17	583,481
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	808,913
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,188,330
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	892,920
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
1,270,000	5.250	05/01/13	1,274,648
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	533,200
1,425,000	5.250	07/01/31	1,532,089
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,464,347
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,235,226
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,127,600
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,108,530
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	586,545
2,000,000	5.000	11/01/27	2,306,440
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,158,310
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,557,855
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,060,730
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,229,014
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,088,719
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	342,168

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A1)
$ 1,000,000	5.375%	07/01/14	$ 1,037,340
455,000	5.375	07/01/15	472,326
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,712,026
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,286,538
315,000	5.250	09/01/29	363,359
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa2)
150,000	5.000	09/01/20	163,929
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	361,053
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (BBB/Baa2)
1,650,000	5.000	09/01/17	1,871,281
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,334,026
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	550,660
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	455,728
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,081,061
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/WR)(b)
680,000	5.250	09/01/12	682,659
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,183,970
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,631,595
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
705,000	5.250	12/01/38	740,165
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	214,948
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
360,000	3.000	09/01/12	360,792
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,396,910
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	619,097
1,000,000	5.000	06/01/23	1,205,430
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL- RE) (AA/Baa2)
300,000	5.000	06/01/23	361,629
475,000	5.000	06/01/24	569,630
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,772,608

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)(b)
$ 1,000,000	5.000%	10/01/13	$ 1,054,550
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,171,920
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,677,163
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,200,560
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA-/Aa2)
160,000	5.000	09/01/12	160,600
Wyandotte County Unified School District No. 204 GO Bonds (Prerefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/NR)(b)
845,000	5.000	09/01/15	962,945
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	826,988

			90,527,595

Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,340,540

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
410,000	5.300	01/01/30	457,232

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	657,272

Puerto Rico – 6.5%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	532,855
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/Aa3)
425,000	5.500	07/01/15	471,312
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	524,730
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)(b)
345,000	5.250	07/01/13	360,622
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/Baa1)
1,275,000	5.000	07/01/21	1,431,404
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/Baa1)
1,000,000	5.250	07/01/21	1,140,000
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa1)
1,625,000	5.250	07/01/40	1,692,129

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance-Government Facilities) Series l (BBB/Baa1)
$ 1,000,000	5.250%	07/01/33	$ 1,021,450

			7,174,502

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/Aa3)
500,000	5.000	12/01/28	548,585

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	833,970

TOTAL MUNICIPAL BOND OBLIGATIONS			$109,075,780

Shares	Description		Value
Exchange Traded Fund – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$ 2,739,910

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co.
$ 1,256,000	0.010%	08/01/12	$ 1,256,000
Maturity Value: $1,256,000

TOTAL INVESTMENTS – 102.8%			$113,071,690

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(3,124,449)

NET ASSETS – 100.0%			$109,947,241

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 31, 2012. This agreement was fully collateralized by $1,280,000 U.S. Treasury Bond, 0.375%, due 11/15/41 with a market value of $1,285,203.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

Investment Abbreviations:
ADFA-GTD	— Guaranteed by Arkansas Development Finance Authority
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$105,455,194
Gross unrealized gain	7,616,496
Gross unrealized loss	—
Net unrealized security gain	$7,616,496

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.

If quotations are not readily available, or if Commerce Investment Advisors, Inc. (the “Adviser”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by The Commerce Funds’ Board of Trustees.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of July 31, 2012:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$90,373,331	$—	$—
Short-term Investment	—	647,000	—
Total	$90,373,331	$647,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$88,973,055	$—	$—
Short-term Investment	—	2,199,000	—
Total	$88,973,055	$2,199,000	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$53,088,355	$—	$—
Short-term Investment	—	1,451,000	—
Total	$53,088,355	$1,451,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$84,571,793	$—
Municipal Bond Obligations	—	91,793,036	—
Mortgage-Backed Obligations	—	176,396,489	—
Corporate Obligations	—	262,609,235	—
U.S. Treasury and/or Other U.S. Government Agencies	9,071,722	100,653,257	—
Investment Company	5,637,648	—	—
Short-term Investment	—	18,600,000	—
Total	$14,709,370	$734,623,810	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,840,825	$—
Mortgage-Backed Obligations	—	31,673,409	—
Government Guarantee Obligations	—	903,386	—
U.S. Treasury and/or Other U.S. Government Agencies	11,588,773	75,627,669	—
Short-term Investment	—	1,369,000	—
Total	$11,588,773	$112,414,289	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$224,129,182	$—
Common Stock and/or Other Equity Investments	5,795,964	—	—
Short-term Investment	—	742,000	—
Total	$5,795,964	$224,871,182	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$288,863,940	$—
Common Stock and/or Other Equity Investments	7,376,682	—	—
Short-term Investment	—	317,000	—
Total	$7,376,682	$289,180,940	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$109,075,780	$—
Common Stock and/or Other Equity Investments	2,739,910	—	—
Short-term Investment	—	1,256,000	—
Total	$2,739,910	$110,331,780	$—

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 27, 2012

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 27, 2012